Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Columbia Select Global Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 26,896	$ 20,063	$ 18,218	$ 25,557	$ 18,399	$ 15,440	$ 12,625	$ 12,195	$ 9,756	$ 9,612	$ 9,423
Columbia Select Global Equity Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 29,041	21,600	19,570	27,383	19,666	16,453	13,429	12,942	10,354	10,200	10,000
Columbia Select Global Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 26,500	19,904	18,217	25,750	18,675	15,782	13,014	12,662	10,201	10,134	10,000
Columbia Select Global Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 29,279	21,775	19,734	27,608	19,833	16,592	13,544	13,043	10,406	10,233	10,000
Columbia Select Global Equity Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 29,496	21,934	19,865	27,775	19,950	16,674	13,604	13,091	10,437	10,243	10,000
Columbia Select Global Equity Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 29,342	21,809	19,735	27,587	19,800	16,557	13,497	12,986	10,354	10,200	10,000
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	$ 17,929	$ 16,225	$ 20,270	$ 14,766	$ 14,078	$ 12,503	$ 12,568	$ 10,201	$ 9,997	$ 10,000